Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 11,206,220	$ 1,425,926
Accounts receivable, net	194,856	46,390
Loan receivable, net	2,100,000
Loan receivable - related party		92,831
Security deposits - current portion	102,326	500,000
Prepaid expenses and other current assets	245,021	187,994
Total Current Assets	13,848,423	2,253,141
NON-CURRENT ASSETS:
Security deposit – non-current portion	29,460	112,891
Property and equipment, net	267,433	102,882
Operating lease right-of-use asset	442,185	662,609
Long-term investment		578,749
Total Non-current Assets	739,078	1,457,131
Total Assets	14,587,501	3,710,272
CURRENT LIABILITIES:
Deferred revenue	123,434
Salary payable	276,356	131,445
Accrued liabilities and other payables	372,168	94,799
Due to related parties		1,433
Operating lease liabilities - current	356,274	430,352
Total Current Liabilities	1,128,232	658,029
NON-CURRENT LIABILITIES:
Loan payable		41,250
Operating lease liabilities – non-current	107,545	315,190
Total Non-current Liabilities	107,545	356,440
Total Liabilities	1,235,777	1,014,469
Commitments and Contingencies
SHAREHOLDERS' EQUITY:
Common shares ($0.001 par value; 500,000,000 shares authorized; 31,370,000 shares issued and outstanding at December 31,2021, and 20,820,000 shares issued and outstanding at December 31,2020)	31,370	20,820
Additional paid-in capital	29,884,600	12,233,589
Accumulated deficit	(16,607,654)	(9,556,899)
Accumulated other comprehensive income (loss)	43,408	(1,707)
Total Shareholders' Equity	13,351,724	2,695,803
Total Liabilities and Shareholders' Equity	$ 14,587,501	$ 3,710,272